5. Financial risk management (Details 4) - ARS ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	$ 33,479,051	$ 30,445,378
No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	12,407,373	8,950,249
Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	910,948	5,877,338
From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	3,417,248	8,695,410
From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	766,960	635,785
From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	7,776,522	6,286,596
More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Trade and other payables
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	24,433,544	23,338,476
Trade and other payables | No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	12,407,373	8,950,249
Trade and other payables | Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	9,110,948	5,877,338
Trade and other payables | From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	2,732,779	8,195,465
Trade and other payables | From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	82,491	135,840
Trade and other payables | From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	99,953	179,584
Trade and other payables | More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	9,045,507	7,106,902
Borrowings | No deadline
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings | Less than 3 months
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	0	0
Borrowings | From 3 months to 1 year
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	684,469	499,945
Borrowings | From 1 to 2 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	684,469	499,945
Borrowings | From 2 to 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	7,676,569	6,107,012
Borrowings | More than 5 years
SummaryOfFinancialRiskManagementLineItems [Line Items]
Non-derivative financial liabilities	$ 0	$ 0